Cash and Cash Equivalents and Deposits in Banks (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Cash and Cash Equivalents and Deposits in Banks

Cash and cash equivalents and deposits in banks as of December 31, 2022 and December 31, 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Current assets
Cash and cash equivalents
Cash	₩	1,076	3
Deposits		1,823,573	2,257,519
	₩	1,824,649	2,257,522
Deposits in banks
Time deposits	₩	267,163	900
Restricted deposits(*)		1,455,444	905,071
	₩	1,722,607	905,971
Non-current assets
Deposits in banks
Restricted deposits(*)	₩	11	11

(*) Includes funds deposited under agreements on mutually beneficial cooperation to aid LG Group companies’ suppliers, restricted deposits pledged to guarantee the Controlling Company and subsidiary’s borrowings and others.